Related Party Transactions - Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties (Details) - Related Parties [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties [Line Items]
Internet leads generation and marketing service income	$ 22,215	$ 27,320	$ 64,736	$ 103,236	$ 161,451
Insurance commission income	285,769	282,052	643,917	1,077,441	695,088
Marketing income			81,331	75,314	25,161
Cost of revenue paid to companies controlled by a shareholder with significant influence over the Company	$ 78,578	$ 577,658	716,375	1,425,553	251,140
Finance Costs on Loan Notes [Member]
Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties [Line Items]
Key management personnel					152,468
Companies controlled by a shareholder with significant influence over the Company					$ 15,013,576